Other current assets	12 Months Ended
Dec. 31, 2024
Other current assets
Other current assets
4.	Other current assets

Other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Value-added tax recoverable	139,230,233	135,525,526
Interest receivable	127,149,677	55,823,507
Funds receivable from third party payment service providers (1)	28,700,544	28,529,970
Content rights	1,359,781	1,276,545
Deposits for share repurchase program (2)	37,538,310	—
Others	14,148,698	10,198,320
Total	348,127,243	231,353,868
(1)	The Group opened accounts with external online payment service providers to collect funding from users.
(2)	The Group opened an account with one external broker to repurchase its shares.